CONVERTIBLE NOTES (Tables)	6 Months Ended
Feb. 28, 2019
Statements [Line Items]
Disclosure of detailed information about borrowings [Table Text Block]

Convertible Note balance August 31, 2017	$13,925
Transaction costs incurred during the year	(95)
Interest payments	(1,416)
Accretion and interest incurred during the year	2,378
Debt portion of the Convertible Notes August 31, 2018	14,792
Embedded Derivatives balance August 31, 2018 (see below)	61
Convertible Note balance August 31, 2018	$14,853
Transactions costs incurred	(39)
Interest payments	(687)
Accretion and interest incurred during the period	1,193
Embedded Derivatives balance February 28, 2019 (see below)	515
Convertible Note balance February 28, 2019	$15,835

Disclosure Of Detailed Information About Valuation Assumptions For Embedded Derivatives [Text Block]
Valuation Date	February 28, 2019	August 31, 2018
Share Price (USD)	$1.70	$1.00
Volatility	72.43%	72.43%
Risk free rate	2.17%	2.71%
Credit spread	11.58%	11.58%
All-in rate	13.75%	14.30%
Implied discount on share price	- %	-%